Other liabilities - Changes in the provision for employee benefits (Details) - Provision for employee benefit obligation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Balances at the beginning of the year	$ 4,376	$ 7,990
Disposal of subsidiaries		(2,084)
Actuarial gain/loss (in other comprehensive income)	(32)	(1,016)
Service Cost	367	450
Amounts paid in the year	(418)	(585)
Translation differences and inflation adjustment	89	(379)
Balances at the end of year	$ 4,382	$ 4,376